SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

The Partnership’s operations are organized into two reportable segments, Transportation and Terminaling and Storage. Operations that are not included in either the Transportation and Terminaling or the Storage segments are included in Corporate.

Our Transportation and Terminaling segment consists of the following assets:
•the DCR Rail Terminal, which serves PBF Holding’s Delaware City and Paulsboro refineries, consisting of a double loop track with ancillary pumping and unloading equipment;
•the DCR West Rack, which serves PBF Holding’s Delaware City Refinery, consisting of a heavy crude oil rail unloading facility;
•the Toledo Truck Terminal, which serves PBF Holding’s Toledo Refinery, comprised of crude unloading LACT units;
•a propane truck loading facility, located within the Toledo Storage Facility, located at PBF Holding’s Toledo Refinery;
•the DCR Products Pipeline, which consists of an interstate petroleum products pipeline supporting PBF Holding’s Delaware City Refinery;
•the DCR Truck Rack, which consists of a truck loading rack utilized to distribute gasoline, distillates and liquefied petroleum gases (“LPGs”) located at PBF Holding’s Delaware City Refinery;
•the East Coast Terminals, which consist of product tanks, pipeline connections to the Colonial Pipeline Company, Buckeye Partners, L.P., Sunoco Logistics Partners L.P. and other proprietary pipeline systems, truck loading lanes and marine facilities capable of handling barges and ships;
•the Torrance Valley Pipeline, which consists of the M55, M1 and M70 crude pipelines and pipeline stations supporting PBF Holding’s Torrance Refinery;
•the Paulsboro Natural Gas Pipeline, which is an interstate natural gas pipeline that supports PBF Holding’s Paulsboro Refinery;
•the Toledo Products Terminal, which is located adjacent to PBF Holding’s Toledo Refinery and is comprised of a ten-bay truck rack and chemicals, clean product and additive storage capacity;
•the Toledo Rail Products Facility, which consists of an unloading and loading rail facility located at PBF Holding’s Toledo Refinery;
•the Chalmette Truck Rack, which consists of a truck loading rack facility located at PBF Holding’s Chalmette Refinery;
•the Chalmette Rosin Yard, which consists of a rail yard facility located at PBF Holding’s Chalmette Refinery;
•the Paulsboro Lube Oil Terminal, which consists of a lube oil terminal facility located at PBF Holding’s Paulsboro Refinery; and
•the Delaware Ethanol Storage Facility, an ethanol storage facility located at PBF Holding’s Delaware City Refinery.

Our Storage segment consists of the following assets:
•the Toledo Storage Facility, excluding the propane truck loading facility, which services PBF Holding’s Toledo Refinery and consists of tanks for storing crude oil, refined products and intermediates; and
•the Chalmette Storage Tank, a crude oil storage tank located at PBF Holding’s Chalmette Refinery.

Revenues are generated from third-party transactions as well as commercial agreements entered into with PBF Holding under which the Partnership receives fees for transportation, terminaling and storage of crude oil, refined products and natural gas. The commercial agreements with PBF Holding are described in Note 11 “Related Party Transactions” of the Notes to Consolidated Financial Statements. The Partnership does not have any foreign operations.

The operating segments adhere to the accounting polices used for the combined Consolidated Financial Statements, as described in Note 2 “Summary of Accounting Policies” of the Notes to Consolidated Financial Statements. The Partnership’s operating segments are strategic business units that offer different services in different geographical locations. PBFX has evaluated the performance of each operating segment based on its respective operating income. Certain general and administrative expenses and interest and financing costs are included in Corporate as they are not directly attributable to a specific operating segment. Identifiable assets are those used by the operating segment, whereas assets included in Corporate are principally cash, deposits and other assets that are not associated with a specific operating segment.

	Year Ended December 31, 2017 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$234,338	$23,250	$—	$257,588
Depreciation and amortization expense	21,650	2,754	—	24,404
Income (loss) from operations	146,803	12,860	(16,284)	143,379
Interest expense, net and amortization of loan fees and debt premium	—	—	33,363	33,363
Capital expenditures, including the Toledo Products Terminal Acquisition	59,119	31,139	—	90,258

	Year Ended December 31, 2016 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$167,195	$21,811	$—	$189,006
Depreciation and amortization expense	12,978	2,428	—	15,406
Income (loss) from operations	111,512	10,695	(16,967)	105,240
Interest expense, net and amortization of loan fees and debt premium	—	—	30,433	30,433
Capital expenditures, including the Plains Asset Purchase	121,187	2,759	—	123,946

	Year Ended December 31, 2015 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$121,344	$21,352	$—	$142,696
Depreciation and amortization expense	5,167	2,639	—	7,806
Income (loss) from operations	93,625	10,535	(13,898)	90,262
Interest expense, net and amortization of loan fees and debt premium	—	—	21,254	21,254
Capital expenditures	8,205	1,800	—	10,005

	Balance at December 31, 2017 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$649,975	$86,760	$11,480	$748,215

	Balance at December 31, 2016 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$617,417	$57,375	$92,588	$767,380

(a)
Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.